Employee Benefits	12 Months Ended
Sep. 30, 2012
Employee Benefits

Note 13: Employee Benefits

The Company has a 401(k) Profit Sharing Plan and Trust (the Plan) which covers substantially all of its employees. The Company has no match of employee contributions to the Plan.

The Company has a short–term incentive plan which covers substantially all employees. The Company also had a long–term incentive plan that covered key employees which was phased out in 2008. For the years ended September 30, 2012, 2011, and 2010, the Company expensed $1,860,695, $503,545, and $1,030,187, respectively, related to the incentive plans which is recorded in salaries and employee benefits in the consolidated statements of income.

The Company has a stock option plan which allows for stock option awards of the Company’s common stock to eligible directors and key employees of the Company. The option price is determined by a committee of the board of directors at the time of the grant and may not be less than 100% of the market value of the common stock on the date of the grant. When granted, the options vest over periods up to four or five years from grant date or upon death, disability, or qualified retirement. All options must be exercised within a 10–year period from grant date. The Company may grant either incentive stock options, which qualify for special federal income tax treatment, or nonqualified stock options, which do not receive such tax treatment. The Company’s stockholders have authorized 707,943 shares for the plan of which 73,628 have been issued upon the exercise of the option granted under the plan, 559,025 are granted and outstanding with the remaining 75,290 shares available to be granted.

The fair value of the 13,000 and 4,000 options granted during the year ended September 30, 2012 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

	13,000 Options	4,000 options
Risk-free interest rate	1.80%	1.80%
Dividend yield	2.00%	2.20%
Expected life at date of grant (months)	120	120
Volatility	19.56%	19.56%
Weighted average grant-date fair value	$1.73	$1.38

The fair value of the 55,000 options granted during the year ended September 30, 2011 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

55,000 Options
Risk-free interest rate	3.21%
Dividend yield	2.50%
Expected life at date of grant	90 months
Volatility	17.78%
Weighted average grant-date fair value	$1.27

The fair value of the 155,000 options granted during the year ended September 30, 2010 was estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

155,000 Options
Risk-free interest rate	2.92%
Dividend yield	1.99%
Expected life at date of grant	84 months
Volatility	23.90%
Weighted average grant-date fair value	$2.20

The following table summarizes activity for shares under option and weighted average exercise price per share:

	Shares	Weighted average exercise price/share	Weighted average remaining life (years)

Options outstanding – September 30, 2009	357,775	11.35	10
Options exercised	—	—	—
Options forfeited	—	—	—
Options granted in 2010	155,000	10.20	7

Options outstanding – September 30, 2010	512,775	10.99	9

Options exercisable at end of year – September 30, 2010	5,750	$29.42	4

Options outstanding – September 30, 2010	512,775	10.99	9
Options exercised	—	—	—

Options forfeited	(2,500)	32.99	3
Options granted in 2011	55,000	9.00	9

Options outstanding – September 30, 2011	565,275	10.76	8

Options exercisable at end of year – September 30, 2011	5,500	$29.42	4

Options outstanding – September 30, 2011	565,275	10.76	8
Options exercised	—	—	—
Options forfeited	(23,250)	15.11	7
Options granted in 2012	17,000	9.28	9

Options outstanding – September 30, 2012	559,025	$10.54	8

Options exercisable at end of year – September 30, 2012	—	—	—

The stock price at September 30, 2012 was less than or equal to the exercise prices of options outstanding and exercisable and therefore had no intrinsic value except for 71,500 shares issued in 2012 and 2011 with an intrinsic value of $48,795.

No stock options vested during the years ended September 30, 2012, 2011 and 2010.

For the years ended September 30, 2012, 2011 and 2010 stock option expense of $93,876, $105,091 and $61,186, respectively, was recorded. As of September 30, 2012, the Company had $200,701 of unrecognized stock option expense not yet recognized which will be recognized over the next three years.

The following table summarizes information about the options outstanding at September 30, 2012:

Number outstanding at September 30, 2012	Remaining contractual life in years	Exercise price per share
337,525	7	$11.00
150,000	8	10.20
54,500	8	9.00
13,000	9	9.15
4,000	9	9.72

559,025

In June 2012 the Company adopted a supplemental retirement plan for three executives. The benefit restoration plan and Supplemental Retirement Plan that were previously in place have been frozen. The plan targets 50%, 30% and 10% of salary as a retirement benefit at normal retirement age as a combined payout from all three plans. The Benefit Restoration Plan and prior Supplemental Retirement Plan provided benefits for 15 years. The new Supplemental Retirement Plan provides benefits for life but at the same level of payment as for the first 15 years. It does not increase to restore the benefit to the targeted level when the benefits under the other plans cease. The combined accrued liability for the three plans was at September 30, 2012 and 2011 was $1,326,929 and $1,203,641, respectively. The expense for the years ended September 30, 2012, 2011 and 2010 was $123,288, $150,820, and $135,841, respectively.

The Company has a recognition and retention plan which has been authorized to grant up to 283,177 shares of restricted stock to key employees and directors. The Company has established a grantor trust to purchase these common shares of the Company in the open market or in private transactions. The grantor trust will not purchase previously authorized but unissued shares from the Company. The grantor trust has purchased all of the 283,177 shares that have been authorized. As of September 30, 2012, 57,280 shares remain in the trust and are disclosed as treasury stock in the consolidated statements of financial condition. Of the 57,280 shares remaining in the trust, 23,891 shares have been granted and are not yet vested and 33,389 shares are available for grants.

	Years Ended September 30,
	2012	2011	2010

Shares granted	—	—	28,000
Fair value per share at grant date	—	—	10.20
Aggregate value at grant date	—	—	285,600
Vesting for current year grants	—	—	5 years
Expensed for year	$108,845	$216,668	$191,906

	Shares	Weighted average grant date fair value per award
Fiscal 2010 activity
Unvested Restricted stock awards – September 30, 2009	34,616	$39.96
Granted	28,000	10.20
Vested	11,042	35.52
Cancelled or expired	—	—

Unvested Restricted stock awards – September 30, 2010	51,574	22.74

Fiscal 2011 activity
Granted	—	—
Vested	15,491	25.29
Cancelled or expired	1,000	50.00

Unvested Restricted stock awards – September 30, 2011	35,083	20.84

Fiscal 2012 activity
Granted	—	—
Vested	11,192	32.15
Cancelled or expired	—	—

Unvested Restricted stock awards – September 30, 2012	23,891	$15.53

All grants prior to October 1, 2005 vest at the earlier of the scheduled vesting or death, disability, or qualified retirement which is generally age 65 or age 55 with 10 years of service. All grants prior to October 1, 2005 are expensed to the scheduled vesting date. Grants between October 1, 2005 and January 1, 2009 will be expensed to the earlier of scheduled vesting or substantive vesting which is when the recipient becomes qualified for retirement which is generally age 65 or age 55 with ten years of service. Grants subsequent to January 1, 2009 will be expensed to the earlier of scheduled vesting or substantive vesting which is when the recipient becomes qualified for retirement at age 65.

The Company has implemented the Employee Stock Ownership Plan (ESOP) which covers substantially all of its employees. During the initial stock offering of the Company, the ESOP trust borrowed $3,171,580 from the Company to purchase 317,158 shares for allocation under the ESOP. In the incremental stock offering in fiscal 2010 the ESOP purchased an additional 300,000 shares using an additional loan from the Company in the amount of $2,334,000. The loan to the ESOP is reflected as unearned compensation in stockholders’ equity. As the Company receives principal payments on the loan, shares are released for allocation to participants in the ESOP and unearned compensation is reduced. Shares of the Company are freed for allocation to participants in the ESOP based on the principal and interest allocation method. Vesting in the shares of the ESOP occurs after five years of service. Participants in the ESOP may receive a distribution equal to the value of their account upon retirement, death, disability, termination of employment, or termination of the ESOP. The Company records compensation expense associated with the ESOP based on the average market price of the total shares committed to be released during the year as well as the dividends declared on the unallocated shares. The Company expensed $311,866, $144,151, and $146,150 related to the ESOP during the years ended September 30, 2012, 2011, and 2010, respectively, which is included in salaries and employee benefits in the consolidated statements of income. The Company allocated 21,146, and 15,157, to participants in the plan during the years ended September 30, 2011 and 2010, respectively, and estimate releasing approximately 21,000 for the year ending September 30, 2012. At September 30, 2012, there were 418,393 unallocated shares with a market value of $4,079,332 in the ESOP.